Note Supplemental disclosure on the consolidated statments of cash flows (Additional disclosures on cash flow information and non-cash activities - Additional information) (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional Disclosures On Cash Flow Information And Non Cash Activities - Additional Information [Abstract]
Net cash received and acquired from business combination	$ 731,279	$ 0	$ 0
Discontinued Operation Settlement From Disposal Of Discontinued Business	$ 0	$ (205,895)	$ 0